Reinsurance (Effects of Reinsurance on Earnings) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Premiums:
Direct premiums	$ 21,497	$ 20,963	$ 20,290
Reinsurance assumed	1,679	1,673	1,469
Reinsurance ceded	(1,242)	(1,252)	(1,284)
Net premiums	21,934	21,384	20,475
Universal life and investment-type product policy fees:
Direct universal life and investment-type product policy fees	3,050	3,029	2,913
Reinsurance assumed	58	48	41
Reinsurance ceded	(524)	(611)	(591)
Net universal life and investment-type product policy fees	2,584	2,466	2,363
Other revenues:
Direct other revenues	875	1,040	970
Reinsurance assumed	5	2	(2)
Reinsurance ceded	656	766	731
Net other revenues	1,536	1,808	1,699
Policyholder benefits and claims:
Direct policyholder benefits and claims	24,541	23,978	23,305
Reinsurance assumed	1,454	1,416	1,225
Reinsurance ceded	(1,468)	(1,539)	(1,498)
Net policyholder benefits and claims	24,527	23,855	23,032
Interest credited to policyholder account balances:
Direct interest credited to policyholder account balances	2,240	2,227	2,322
Reinsurance assumed	33	35	35
Reinsurance ceded	(90)	(88)	(104)
Net interest credited to policyholder account balances	2,183	2,174	2,253
Other expenses:
Direct other expenses	5,448	5,132	5,028
Reinsurance assumed	340	399	427
Reinsurance ceded	470	540	533
Total other expenses	$ 6,258	$ 6,071	$ 5,988